                                                            [LOGO OF METLIFE(R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

May 2, 2012

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   First MetLife Investors Insurance Company
      First MetLife Investors Variable Annuity Account One
      File Nos. 333-176679/811-08306
      Class S (offered on and after October 7, 2011) and
      Class S - L Share Option (offered on and after October 7, 2011) Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and the Statement of Additional Information, each dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 18, 2012.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,


/s/ John B. Towers
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John B. Towers
Senior Counsel
Metropolitan Life Insurance Company